N-4	Feb. 29, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Feb. 29, 2024
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The Boards of Directors (the "Board") of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (the "Board"), approved the merger of the following Target Funds (the "Target Fund") into the Lincoln Variable Insurance Products Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date").
Target Fund	Acquiring Fund
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of December 31, 2023)
					1 year	5 year	10 year
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.83%*	0.00%	0.83%	-17.27%	4.43%	6.64%
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of December 31, 2023)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.71%	0.00%	0.71%	-12.74%	6.85%	10.63%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.77%	0.00%	0.77%	-13.08%	1.38%	0.67%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	1.10%*	0.00%	1.10%	-24.75%	2.32%	4.95%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	-0.26%	7.87%	10.29%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II This Sub-Account is not available as an investment option for new Contracts issued on or after April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.86%	0.00%	0.86%	-1.19%	6.76%	11.01%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.76%*	0.00%	0.76%	-32.38%	11.10%	14.12%
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of December 31, 2023)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.73%*	0.00%	0.73%	0.54%	7.85%	10.59%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyBalancedFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(17.27%)
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	6.64%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyDisciplinedCoreValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.74%)
Average Annual Total Returns, 5 Years [Percent]	6.85%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInternationalFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyLargeCompanyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(0.26%)
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyMidCapValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(1.19%)
Average Annual Total Returns, 5 Years [Percent]	6.76%
Average Annual Total Returns, 10 Years [Percent]	11.01%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyUltraFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
Monument Advisor Contract No. JNL-2300 | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyValueFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	0.54%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	10.59%